Goodwill and Other Intangible Assets (Details) - Schedule of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Balance at beginning	$ 7,910	$ 5,430
Acquisitions		2,466
Functional currency translation adjustments	229	14
Balance at ending	8,139	7,910
Billing and related services [Member]
Goodwill [Line Items]
Balance at beginning	5,430	5,430
Acquisitions
Functional currency translation adjustments
Balance at ending	5,430	5,430
Messaging [Member]
Goodwill [Line Items]
Balance at beginning	2,480
Acquisitions		2,466
Functional currency translation adjustments	229	14
Balance at ending	$ 2,709	$ 2,480